Note 4 - Summary of Significant Accounting Policies - Intangible Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 01, 2024	Dec. 31, 2023
Indefinite-Lived Intangible Assets (Excluding Goodwill)	$ 24,130	$ 24,130	$ 2,900	$ 25,250
Istaroxime Drug Candidate [Member]
Indefinite-Lived Intangible Assets (Excluding Goodwill)	22,340	22,340		22,340
Rostafuroxin Drug Candidate [Member]
Indefinite-Lived Intangible Assets (Excluding Goodwill)	$ 1,790	$ 1,790		$ 2,910